TRADING PORTFOLIO FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Trading Portfolio Financial Assets
Schedule of financial instruments classified as trading financial assets

The detail of the financial instruments classified as trading financial assets is as follows:

	As of December 31,
	2017		2016
	MCh$		MCh$
Chilean Central Bank and Goverment securities
Chilean Central Bank bonds	1,705		8,349
Chilean - Central Bank notes	2,258		—
Other Chilean Central Bank and Goverment securities	3,163		17,855
Other national institution securities
Bonds	5		786
Note	—		—
Other Securities	—		12,608
Foreign Institution Securities
Bonds	381,262		547,499
Note	—		—
Other foreign Securities	8,147		11,727
Mutual funds Investments
Funds managed by related subsidiaries	18,521		33,733
Funds managed by third parties	—		—
Total	415,061	(*)	632,557	(*)

(*) This total includes trading securities as of December 31, 2017 MCh$19,239 (MCh$29,472 as of December 31, 2016), that are presented in Note 5 “Cash and cash equivalents,” which corresponds to those financial instruments with maturities that do not exceed three months from their dates of acquisition.